Pension Plans and Other Postretirement Benefits - Schedule of Net Periodic Benefit Costs for Pension and Other Postretirement Benefit Plans (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Pension Plans [Member]
Net periodic benefit cost
Service cost	$ 14,097	$ 13,866	$ 10,054
Interest cost	7,687	6,482	6,475
Expected return on plan assets	(2,427)	(1,710)	(2,251)
Amortization of prior service cost (credit)	(1,002)	(989)	142
Amortization of net (gain) loss	2,557	3,093	(630)
Settlement and curtailment (gain) loss	1,517	2,122	(247)
Net periodic benefit cost (income)	22,429	22,864	13,543
Amounts recognized in other comprehensive income (loss)
Net loss (gain)	56,318	6,170	65,303
Amortization of prior service (cost) credit	1,002	989	(142)
Amortization of net gain (loss)	(2,557)	(3,093)	630
Settlement and curtailment gain (loss)	(1,517)	(2,122)	247
Prior service cost (credit)	(12,706)	(12,992)
Total recognized in other comprehensive income (loss)	40,540	(11,048)	66,038
Net periodic benefit cost (income)	22,429	22,864	13,543
Total recognized in net periodic benefit cost and other comprehensive income (loss)	62,969	11,816	79,581
Other Postretirement Plans [Member]
Net periodic benefit cost
Service cost	1,048	283	252
Interest cost	1,189	262	275
Amortization of prior service cost (credit)	102
Amortization of net (gain) loss	(45)		(9)
Settlement and curtailment (gain) loss	(1,507)
Net periodic benefit cost (income)	787	545	518
Amounts recognized in other comprehensive income (loss)
Net loss (gain)	1,263	(1,354)	677
Amortization of prior service (cost) credit	(102)
Amortization of net gain (loss)	45		9
Settlement and curtailment gain (loss)	(242)
Prior service cost (credit)		730
Total recognized in other comprehensive income (loss)	964	(624)	686
Net periodic benefit cost (income)	787	545	518
Total recognized in net periodic benefit cost and other comprehensive income (loss)	$ 1,751	$ (79)	$ 1,204